Equity accounted investees (Tables)	12 Months Ended
Dec. 31, 2021
Equity accounted investees
Summary of investments

	% in share capital			Equity acounted investees			Income from equity interests in affiliates
Related companies	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019
Investment in associate - Granito Soluções em Pagamento S.A.	45.00%	—	—	81,294	—	—	(8,764)	—	—
Total				81,294	—	—	(8,764)	—	—

Other investments				1,151	—	—	—	—	—
Total investments				82,445	—	—	(8,764)	—	—